Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	IronBridge Funds, Inc.
Central Index Key	0001487592
Amendment Flag	false
Document Creation Date	Oct. 29, 2018
Document Effective Date	Oct. 30, 2018
Prospectus Date	Oct. 30, 2018
IronBridge Small Cap Fund | IronBridge Small Cap Fund
Prospectus:
Trading Symbol	IBSCX
IronBridge SMID Cap Fund | IronBridge SMID Cap Fund
Prospectus:
Trading Symbol	IBSMX
IronBridge Large Cap Fund | IronBridge Large Cap Fund
Prospectus:
Trading Symbol	IBLCX